OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
As of June 30, 2020 and December 31, 2019 our current liabilities were as follows:

(in thousands of $)	2020	2019
Deferred charter revenue	24,307	28,171
Other current liabilities	1,468	13,964
Total	25,775	42,135